Inventories - Summary of Accompanying Unaudited Interim Condensed Consolidated Balance Sheets of Inventories (Detail) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventory [Line Items]
Inventories	$ 1,142,233	$ 884,148
Bunkers [Member]
Inventory [Line Items]
Inventories	846,740	554,165
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 295,493	$ 329,983